Unaudited Quarterly Consolidated Financial Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited Quarterly Consolidated Financial Data:
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
Gross profit	165,689	177,726	155,655	166,696	156,555	160,607	149,412	157,962	152,722	510,576	478,906	656,632	620,703	607,407
Operating income (loss)	22,529	(120,316)	8,889	7,243	11,919	32,895	21,445	15,969	17,571	72,759	28,051	(92,265)	87,880	78,857
Net (loss) income	(22,535)	(147,997)	(25,706)	(18,960)	(20,924)	(11,372)	(7,531)	564	(33,336)	(71,500)	(65,590)	(213,587)	(51,675)	(49,710)
Net (loss) attributable to DJOFL	$ (22,562)	$ (148,211)	$ (25,764)	$ (19,255)	$ (21,239)	$ (11,402)	$ (7,715)	$ 243	$ (33,658)	$ (72,114)	$ (66,258)	$ (214,469)	$ (52,532)	$ (50,433)